Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Income tax expense	$ 7	$ 14	$ 39	$ 52
U.S. federal income tax rate (as a percent)	21.00%		21.00%	21.00%